CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Operations.
Tax effect of the revaluation of property, plant and equipment of joint venture and associates	$ 315,683	$ 222,717	$ (173,802)
Tax effect of the revaluation of property, plant and equipment	$ 2,837,650	$ 1,389,643	$ (1,133,230)